Inventories (Details Narrative) (Bendon Limited) - NZD ($)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Bendon Limited [Member]
DisclosureOfInventoriesLineItems [Line Items]
Inventory write-down		$ 298,098